Revenue - Components of Revenue (Detail) - Seaspan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,131.5	$ 1,096.3	$ 831.3
Time Charter Revenue [Member]
Disaggregation Of Revenue [Line Items]
Revenue	1,096.0	1,061.1	825.0
Interest Income from Leasing [Member]
Disaggregation Of Revenue [Line Items]
Revenue	$ 35.5	$ 35.2	$ 6.3